Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Cash and Cash Equivalents

	UNITED STATES DOLLAR
	2017	2016
Cash at bank and on hand	479.0	526.7

Total cash and cash equivalents	479.0	526.7